CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents	$ 168.0	$ 0.0
Accounts and notes receivable, net
Trade and other receivables	184.5	174.2
Related party receivables	62.3	61.8
Inventories	250.0	245.0
Prepaid expenses and other current assets	28.2	19.3
Total current assets	693.0	500.3
Property, plant and equipment, net	174.6	148.4
Investments and advances related to equity method investees	84.8	77.0
Goodwill	84.7	84.7
Other assets	51.5	57.0
TOTAL ASSETS	1,088.6	867.4
LIABILITIES
Accounts payable	174.2	145.9
Related party payables	62.4	82.0
Accrued compensation, benefits and retirement costs	41.8	18.2
Current portion of accrued product warranty	5.4	5.9
Current maturities of long-term debt	7.5	0.0
Other accrued expenses	83.7	79.0
Total current liabilities	375.0	331.0
Long-term debt	592.5	0.0
Accrued product warranty	8.6	9.6
Other liabilities	31.8	71.2
TOTAL LIABILITIES	1,007.9	411.8
Commitments and contingencies (Note 14)
EQUITY
Common stock, $0.0001 par value (2,000,000,000 shares authorized and 83,297,796 shares issued and outstanding as of December 31, 2023)	0.0	0.0
Net parent investment	0.0	511.4
Additional paid-in capital	49.7	0.0
Retained earnings	87.2	0.0
Accumulated other comprehensive loss	(56.2)	(55.8)
TOTAL EQUITY	80.7	455.6
TOTAL LIABILITIES AND EQUITY	$ 1,088.6	$ 867.4
Common stock, shares issued (in shares)	83,297,796